CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.47

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
0B1VXAB5LFL	XXXXXXXX	LoanStream Non-QM Sec March 2021 FLOW	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on LE XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. The COC in the file does not provide a reason for the change. A cost to cure in the amount of $100 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: There is no date evident on the Adjustable Rate Mortgage Loan Program Disclosure; auditor is unable to determine if it was provided within 3-business days of the application, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided timely.
FRKQB1SVN0I	XXXXXXXX	LoanStream Non-QM Sec March 2021 FLOW	1	1	1	1	1	1	1	1
UJYGOG24TIW	XXXXXXXX	LoanStream Non-QM Sec March 2021 FLOW	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C.	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file does not contain an accurate Final 1003 reflecting self employment dates that match with the income documentation in the file.  The 1003 reflects SE since 2020; however the tax returns in file show 2018 and 2019 Sch C returns for XXX.  The income appears to be all self employed with no W2's or paystubs from other business listed.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: This loan failed the TRID closing disclosure date and funding date validation test. According to the CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. However, consummation did not take place until XX/XX/XXXX. Per regulation, funding cannot take place prior to consummation.
FJT3D1M3LKA	XXXXXXXX	LS DSCR March 2021 FLOW	1	1	1	1	1	1	1	1
5NIWYYRXHO4	XXXXXXXX	LS DSCR March 2021 FLOW	1	1	1	1	1	1	1	1